Supplementary cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash used in financing activities excluding equity
Repayment of debt assumed in business acquisitions that occurred in prior year	$ (162,146)	$ (56,994)
Settlement of derivative financial instruments	38,943	2,921
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	110,778	86,691
Long-term debt
Financing activities
Balance, beginning of year	3,100,321	3,267,034
Cash used in financing activities excluding equity
Increase of long-term debt	747,073	948
Repayment of long-term debt and lease liabilities	(1,154,878)	(79,150)
Repayment of debt assumed in business acquisitions that occurred in prior year	(162,146)	(56,994)
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 27)	162,146	0
Changes in foreign currency exchange rates	(6,715)	(38,218)
Other	2,507	6,701
Balance, end of year	2,688,308	3,100,321
Derivative financial instruments to hedge long-term debt
Financing activities
Balance, beginning of year	(97,575)	(146,215)
Cash used in financing activities excluding equity
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	0	0
Repayment of debt assumed in business acquisitions that occurred in prior year	0	0
Settlement of derivative financial instruments	38,943	2,921
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 27)	0	0
Changes in foreign currency exchange rates	68,132	45,719
Other	0	0
Balance, end of year	9,500	(97,575)
Lease liabilities
Financing activities
Balance, beginning of year	641,963	709,201
Cash used in financing activities excluding equity
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	(146,762)	(161,211)
Repayment of debt assumed in business acquisitions that occurred in prior year	0	0
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	110,778	81,656
Additions through business acquisitions (Note 27)	2,341	0
Changes in foreign currency exchange rates	18,914	15,997
Other	(7,139)	(3,680)
Balance, end of year	$ 620,095	$ 641,963